Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.6%
		Alabama—2.8%
$1,750,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.000%, 6/1/2023	$ 1,750,000
2,400,000		Mobile, AL IDB (Alabama Power Co.), (Second Series 2009) Daily VRDNs, 4.100%, 6/1/2023	2,400,000
		TOTAL	4,150,000
		Arkansas—3.5%
5,150,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 4.000%, 6/7/2023	5,150,000
		California—17.6%
1,000,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	1,000,000
6,000,000		California Statewide Communities Development Authority (Kensington Apartments LP), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	6,000,000
500,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Subseries B-2), CP, (Barclays Bank PLC LOC), 3.850%, Mandatory Tender 8/7/2023	499,807
7,200,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.860%, 6/1/2023	7,200,000
1,445,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.760%, 6/1/2023	1,445,000
3,300,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,300,000
6,700,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	6,700,000
		TOTAL	26,144,807
		Colorado—3.5%
4,400,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.750%, 6/1/2023	4,400,000
766,764		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	766,764
		TOTAL	5,166,764
		Florida—2.5%
625,000		Broward County, FL Airport System, Airport System Revenue Bonds (Series 2019A), 5.000%, 10/1/2023	627,084
3,100,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.860%, 6/1/2023	3,100,000
		TOTAL	3,727,084
		Idaho—0.7%
995,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 3.600%, 6/7/2023	995,000
		Indiana—0.7%
1,000,000		Indiana State Finance Authority (Republic Services, Inc.), (Series A) TOBs, 4.000%, Mandatory Tender 6/1/2023	1,000,000
		Kentucky—3.8%
500,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series A) Weekly VRDNs, 3.500%, 6/2/2023	500,000
950,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.950%, 6/1/2023	950,000
4,150,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.950%, 6/1/2023	4,150,000
		TOTAL	5,600,000
		Louisiana—5.3%
3,795,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.860%, 6/1/2023	3,795,000
150,000		Louisiana Stadium and Exposition District, BANs (Series 2021), 4.000%, 7/3/2023	150,007
1,400,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.890%, 6/7/2023	1,400,000
2,500,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.900%, 6/7/2023	2,500,000
		TOTAL	7,845,007

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—3.5%
$1,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.400%, Mandatory Tender 6/12/2023	$ 999,797
4,200,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 3.860%, 6/1/2023	4,200,000
		TOTAL	5,199,797
		Missouri—1.9%
2,810,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,810,000
		Multi-State—0.7%
400,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.700%, 6/1/2023	400,000
600,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.700%, 6/1/2023	600,000
		TOTAL	1,000,000
		Nevada—1.2%
1,785,000		Clark County, NV Water Reclamation District, (Series 2015), 5.000%, 7/1/2023	1,786,993
		New Jersey—10.2%
1,989,000		Alpine Borough, NJ BANs, 4.750%, 8/15/2023	1,990,117
1,500,000		Beach Haven, NJ BANs, 4.250%, 5/2/2024	1,502,507
1,000,000		Bridgewater-Raritan, NJ Regional School District BANs, 4.250%, 9/13/2023	1,000,490
1,538,000		Garwood, NJ BANs, 5.000%, 8/3/2023	1,539,971
1,500,000		Lakewood Township, NJ BANs, 4.250%, 10/24/2023	1,498,658
1,000,000		Lopatcong, NJ BANs, 4.500%, 10/6/2023	1,001,101
1,500,000		North Hunterdon-Vorhees, NJ Regional High School District BANs, 4.250%, 7/21/2023	1,499,513
1,500,000		Springfield Township, NJ (Union County) BANs, 4.250%, 5/1/2024	1,503,972
1,148,400		Stone Harbor, NJ BANs, 5.000%, 10/13/2023	1,149,847
1,000,000		West Wildwood, NJ BANs, 4.500%, 2/27/2024	1,001,670
1,398,190		Wyckoff Township, NJ BANs, 4.500%, 9/19/2023	1,397,194
		TOTAL	15,085,040
		New York—11.8%
355,000		Albany, NY Housing Authority (Nutgrove Garden Apartments), (Series 2005) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 3.970%, 6/1/2023	355,000
4,500,000		Greater Southern Tier Board of Cooperative Educational Services, NY RANs, 4.000%, 6/30/2023	4,495,082
1,072,545		Hannibal, NY Central School District BANs, 4.250%, 6/28/2023	1,072,529
721,251		Lowville, NY, (Series A) BANs, 3.250%, 8/24/2023	719,456
1,000,000		New York State Environmental Facilities Corp. (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2012) TOBs, 3.875%, Mandatory Tender 8/1/2023	999,477
4,990,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.810%, 6/1/2023	4,990,000
3,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.860%, 6/1/2023	3,900,000
1,000,000		Walton, NY Central School District BANs, 4.000%, 6/28/2023	999,764
		TOTAL	17,531,308
		North Carolina—0.3%
400,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority (Nucor Corp.), (Series 2000A) Weekly VRDNs, 4.000%, 6/7/2023	400,000
		Oklahoma—1.0%
1,450,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.650%, 6/7/2023	1,450,000
		Pennsylvania—9.7%
1,500,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009B) Weekly VRDNs, (MUFG Bank Ltd. LOC), 5.200%, 6/7/2023	1,500,000
3,000,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 5.200%, 6/7/2023	3,000,000
1,750,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series A) TOBs, 3.700%, Optional Tender 7/17/2023	1,749,143

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$5,650,000		Pennsylvania Housing Finance Agency (Hershey Plaza, PA TC LP), SPEARs 3a7 (Series DBE-8057) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.860%, 6/1/2023	$ 5,650,000
2,500,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Second Series of 2016), 5.000%, 6/1/2023	2,500,000
		TOTAL	14,399,143
		South Carolina—1.7%
2,555,000		South Carolina State Ports Authority, (Series 2018), 5.000%, 7/1/2023	2,556,783
		Tennessee—3.1%
4,585,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 3.950%, 6/7/2023	4,585,000
		Texas—9.4%
1,500,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A) TOBs, (Waste Management Holdings, Inc. GTD), 3.950%, Mandatory Tender 6/1/2023	1,500,000
450,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.350%, 6/1/2023	450,000
1,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 4.350%, 6/1/2023	1,000,000
900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.360%, 6/1/2023	900,000
2,480,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 3.800%, 6/7/2023	2,480,000
6,150,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 3.830%, 6/7/2023	6,150,000
1,500,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.440%, 6/1/2023	1,500,000
		TOTAL	13,980,000
		Wisconsin—5.7%
7,600,000		Appleton, WI Redevelopment Authority (Fox Cities Performing Arts Center), (Series 2001B) Weekly VRDNs, (Associated Bank, N.A. LOC), 3.750%, 6/7/2023	7,600,000
450,000		Public Finance Authority, WI (Atlantic Housing Foundation, Inc.), Mizuho 3a-7 (2022-MIZ9092) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	450,000
500,000		Public Finance Authority, WI (DCA Lexington Properties, LLC), Tender Option Bond Trust Receipts (Series 2021-XF2933) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	500,000
		TOTAL	8,550,000
		Total Short-Term Municipals (IDENTIFIED COST $149,158,094)	149,112,726
		MUNICIPAL BONDS—0.8%
		Texas—0.8%
1,250,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2023A) TOBs, (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 6/3/2024 (IDENTIFIED COST $1,250,000)	1,251,187
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $150,408,094)[2]	150,363,913
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[3]	(2,141,027)
		TOTAL NET ASSETS—100%	$148,222,886
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.7% of the portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”) .
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes